GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Changes in goodwill [abstract]
Summary of reconciliation of goodwill
The following table provides a reconciliation of goodwill:

(MILLIONS)	Notes	Total
Balance, as at December 31, 2021		$849
Foreign exchange and other		(126)
Balance, as at December 31, 2022		723
Disposals		(18)
Foreign exchange and other		149
Balance, as at December 31, 2023		$854